UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7080

Name of Fund:  BlackRock MuniYield Michigan Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock MuniYield Michigan Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments


BlackRock MuniYield Michigan Insured Fund, Inc.

Schedule of Investments as of January 31, 2007                                                                     (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                          Value
Michigan - 141.1%

   $    2,000   Adrian, Michigan, City School District, GO, 5% due 5/01/2029 (d)                                      $     2,095

        1,600   Adrian, Michigan, City School District, GO, 5% due 5/01/2034 (d)                                            1,671

        1,000   Allegan, Michigan, Public School District, GO, 5.75% due 5/01/2010 (d)(e)                                   1,060

        1,000   Ann Arbor, Michigan, Public School District, School Building and Site, GO, 5% due 5/01/2027                 1,048

        3,725   Bay City, Michigan, School District, School Building and Site, GO, 5% due 5/01/2031 (d)                     3,937

        1,000   Birmingham, Michigan, City School District, School Building and Site, GO, 5% due 11/01/2033 (d)             1,049

        1,000   Central Montcalm, Michigan, Public Schools, GO, 5.90% due 5/01/2009 (b)(e)                                  1,046

        1,500   Delta County, Michigan, Economic Development Corporation, Environmental Improvement Revenue
                Refunding Bonds (Mead Westvaco-Escanaba), AMT, Series B, 6.45% due 4/15/2012 (e)                            1,651

        3,000   Detroit, Michigan, City School District, GO (School Building and Site Improvement), Refunding,
                Series A, 5% due 5/01/2021 (d)                                                                              3,170

        1,000   Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series A, 5.50%
                due 5/01/2012 (d)(e)                                                                                        1,081

        2,300   Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series A, 5.375%
                due 5/01/2013 (c)(e)                                                                                        2,500

        3,100   Detroit, Michigan, City School District, GO (School Building and Site Improvement), Series B, 5% due
                5/01/2028 (c)                                                                                               3,212

        1,325   Detroit, Michigan, GO, 5.50% due 4/01/2011 (b)(e)                                                           1,412

        1,025   Detroit, Michigan, Water Supply System Revenue Bonds, DRIVERS, Series 200, 7.544% due
                7/01/2011 (c)(e)(i)                                                                                         1,204

        1,550   Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5% due 7/01/2013 (b)(e)        1,655

        2,420   Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 5% due 7/01/2034 (b)           2,510

        1,250   Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5.875% due
                1/01/2010 (c)(e)                                                                                            1,333

        6,900   Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series A, 5% due 7/01/2034 (b)           7,156

       14,790   Detroit, Michigan, Water Supply System Revenue Bonds, Series B, 5.25% due 7/01/2013 (b)(e)                 16,001

        1,415   Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, 6.25% due 7/01/2012 (c)(h)                 1,508

        3,900   Dickinson County, Michigan, Economic Development Corporation, Environmental Improvement Revenue
                Refunding Bonds (International Paper Company Project), Series A, 5.75% due 6/01/2016                        4,150

        3,100   Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding Bonds, 5.80% due
                11/01/2024 (g)                                                                                              3,247

        1,610   East Grand Rapids, Michigan, Public School District, GO, 5.75% due 5/01/2009 (d)(e)                         1,679

        1,575   East Grand Rapids, Michigan, Public School District, GO, 5% due 5/01/2031 (d)                               1,664


Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield Michigan Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HDA        Housing Development Authority
M/F        Multi-Family
RIB        Residual Interest Bonds



BlackRock MuniYield Michigan Insured Fund, Inc.

Schedule of Investments as of January 31, 2007 (concluded)                                                         (in Thousands)

         Face
       Amount   Municipal Bonds                                                                                          Value
Michigan (concluded)

   $      590   Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2010 (a)(e)                 $       636

          435   Eastern Michigan University, General Revenue Refunding Bonds, 6% due 6/01/2020 (a)                            467

        1,500   Eastern Michigan University Revenue Bonds, Series B, 5.60% due 6/01/2010 (c)(e)                             1,585

        1,310   Eastern Michigan University Revenue Bonds, Series B, 5.625% due 6/01/2010 (c)(e)                            1,385

        2,425   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2014 (d)(e)               2,601

        1,325   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due 5/01/2020 (d)               1,426

        1,675   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5.25% due 5/01/2021 (d)               1,801

        1,700   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2026 (d)                  1,783

        1,175   Eaton Rapids, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (d)                  1,231

          615   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center),
                Series A, 5.375% due 7/01/2020 (g)                                                                            627

        1,375   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center),
                Series A, 6% due 7/01/2020 (g)                                                                              1,498

        2,200   Fowlerville, Michigan, Community Schools, School District, GO, 5% due 5/01/2030 (c)                         2,303

        1,000   Frankenmuth, Michigan, School District, GO, 5.75% due 5/01/2010 (c)(e)                                      1,060

        3,650   Gibraltar, Michigan, School District, School Building and Site, GO, 5% due 5/01/2028 (c)                    3,826

        1,100   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2020 (c)                                      1,181

        1,035   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2012 (a)(e)             1,125

          665   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2019 (a)                  718

          900   Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A, 5.50% due 10/01/2020 (a)                  972

        2,070   Grand Valley, Michigan, State University Revenue Bonds, 5.50% due 2/01/2018 (c)                             2,284

       11,250   Greater Detroit Resource Recovery Authority, Michigan, Revenue Refunding Bonds, Series A, 6.25%
                due 12/13/2008                                                                                             11,748

        5,625   Gull Lake, Michigan, Community School District, School Building and Site, GO, 5% due 5/01/2014 (d)(e)       6,034

        4,775   Harper Woods, Michigan, City School District, School Building and Site, GO, Refunding, 5% due
                5/01/2034 (c)                                                                                               4,987

        9,325   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(e)                               9,955

        3,990   Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (d)                   4,180

        1,575   Jenison, Michigan, Public Schools, School Building and Site, GO, 5.50% due 5/01/2019 (c)                    1,692

          650   Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue Refunding Bonds (Bronson
                Methodist Hospital), 5.50% due 5/15/2008 (b)(e)                                                               671

        4,000   Kent, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Butterworth Hospital),
                Series A, 7.25% due 1/15/2013 (b)                                                                           4,400

        1,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health), Series A, 5.50% due
                7/15/2011 (e)                                                                                               1,075

        3,000   Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health), Series A, 5.50% due
                7/15/2011 (b)(e)                                                                                            3,226

        1,510   Lansing, Michigan, Building Authority, GO, Series A, 5.375% due 6/01/2023 (b)                               1,622

        1,015   Lowell, Michigan, Area Schools, GO, Refunding, 5% due 5/01/2024 (b)                                         1,073

        1,875   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Bonds (Hillsdale College
                Project), 5% due 3/01/2035                                                                                  1,927

        2,250   Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds (Hope
                College), Series A, 5.90% due 4/01/2032                                                                     2,381

        1,235   Michigan Higher Education Facilities Authority Revenue Refunding Bonds (College for Creative Studies),
                5.85% due 12/01/2022                                                                                        1,313

        1,145   Michigan Higher Education Facilities Authority Revenue Refunding Bonds (College for Creative Studies),
                5.90% due 12/01/2027                                                                                        1,214

        2,500   Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, AMT, Series XVII-B,
                5.40% due 6/01/2018 (a)                                                                                     2,558

        1,065   Michigan Municipal Bond Authority Revenue Bonds (Local Government Loan Program), Group A, 5.50%
                due 11/01/2020 (a)                                                                                          1,124

           75   Michigan Municipal Bond Authority Revenue Refunding Bonds (Local Government Loan Program), Series A,
                6.50% due 11/01/2012 (b)                                                                                       75

        1,000   Michigan Municipal Bond Authority Revenue Refunding Bonds (Local Government Loan Program), Series A,
                6% due 12/01/2013 (c)                                                                                       1,002

        7,000   Michigan Municipal Bond Authority Revenue Refunding Bonds (Local Government Loan Program), Series A,
                6.125% due 12/01/2018 (c)                                                                                   7,013

        2,500   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 5.50%
                due 10/15/2018 (b)                                                                                          2,669

        3,500   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series II, 5% due
                10/15/2029 (b)                                                                                              3,662

        2,500   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series II, 5% due
                10/15/2033 (a)                                                                                              2,635

        1,250   Michigan State Building Authority, Revenue Refunding Bonds, RIB, Series 517X, 7.12% due
                10/15/2010 (d)(i)                                                                                           1,414

        3,000   Michigan State, COP, 5.50% due 6/01/2010 (a)(e)                                                             3,156

        3,000   Michigan State, COP, 5.40% due 6/01/2022 (a)(h)(l)                                                          1,544

        4,240   Michigan State, Comprehensive Transportation Revenue Refunding Bonds, 5% due 5/15/2026 (d)                  4,495

        1,000   Michigan State HDA, Limited Obligation M/F Housing Revenue Bonds (Deaconess Towers Apartments),
                AMT, 5.25% due 2/20/2048 (f)                                                                                1,028

          835   Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due 10/01/2037 (b)                    850

        2,530   Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan Obligation Group),
                Series A, 5.50% due 4/15/2018 (a)                                                                           2,692

        2,200   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Crittenton Hospital),
                Series A, 5.625% due 3/01/2027                                                                              2,349

        2,000   Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds (Sparrow Obligation
                Group), 5.625% due 11/15/2031                                                                               2,123

        9,180   Michigan State Hospital Finance Authority, Revenue Bonds (Mid-Michigan Obligor Group), Series A, 5%
                due 4/15/2036                                                                                               9,418

        8,465   Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5% due 11/15/2036 (b)                   8,832

        2,715   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health Credit),
                Series A, 5.75% due 11/15/2009 (b)(e)                                                                       2,883

       12,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health Credit),
                Series A, 6.125% due 11/15/2009 (b)(e)                                                                     12,857

        2,500   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Ascension Health Credit),
                Series A, 6.25% due 11/15/2009 (b)(e)                                                                       2,686

        7,200   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System),
                Series A, 5.25% due 11/15/2032                                                                              7,635

        3,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System),
                Series A, 5% due 11/15/2038                                                                                 3,089

        2,200   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy Health Services), Series X,
                5.75% due 8/15/2009 (b)(e)                                                                                  2,326

        2,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy Health Services), Series X,
                6% due 8/15/2009 (b)(e)                                                                                     2,127

        4,930   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Mercy-Mount Clemens), Series A,
                6% due 5/15/2014 (b)                                                                                        5,186

        3,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Saint John Hospital), Series A,
                6% due 5/15/2013 (a)(h)                                                                                     3,107

        6,400   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health), Series A, 6%
                due 12/01/2027 (a)                                                                                          6,896

        1,000   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit), Series C,
                5.375% due 12/01/2023                                                                                       1,061

        5,255   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit), Series C,
                5.375% due 12/01/2030                                                                                       5,557

        3,100   Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Trinity Health Credit Group),
                Series D, 5% due 8/15/2034                                                                                  3,218

       10,250   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
                Pollution Control Project), AMT, Series A, 5.55% due 9/01/2029 (b)                                         10,763

        6,000   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
                Pollution Control Project), Series AA, 6.95% due 5/01/2011 (c)                                              6,691

        3,300   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company
                Pollution Control Project), Series C, 5.45% due 9/01/2029                                                   3,453

        2,175   Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Dow Chemical Company
                Project), AMT, 5.50% due 12/01/2028                                                                         2,319

       15,000   Monroe County, Michigan, Economic Development Corp., Limited Obligation Revenue Refunding Bonds
                (Detroit Edison Co. Project), Series AA, 6.95% due 9/01/2022 (c)                                           19,580

        1,000   Montrose Township, Michigan, School District, GO, 6.20% due 5/01/2017 (b)                                   1,178

        1,830   Muskegon Heights, Michigan, Water System Revenue Bonds, Series A, 5.625% due 11/01/2010 (b)(e)              1,948

          235   Northview, Michigan, Public School District, GO, Refunding, 5.80% due 5/01/2021 (b)                           237

        1,100   Norway Vulcan, Michigan, Area Schools, GO, 5.90% due 5/01/2009 (c)(e)                                       1,152

        1,000   Oak Park, Michigan, Street Improvement, GO, 5% due 5/01/2030 (b)                                            1,058

        5,320   Orchard View, Michigan, Schools, School Building and Site, GO, 5% due 5/01/2029 (b)                         5,567

        2,425   Oxford, Michigan, Area Community School District, GO, 5.50% due 11/01/2011 (d)(e)                           2,604

          765   Pennfield, Michigan, School District, School Building and Site, GO, 5% due 5/01/2014 (c)(e)                   821

          605   Pennfield, Michigan, School District, School Building and Site, GO, 5% due 5/01/2029 (c)                      637

        1,000   Plainwell, Michigan, Community Schools, School District, School Building and Site, GO, 5.50% due
                11/01/2012 (d)(e)                                                                                           1,088

        3,905   Plymouth-Canton, Michigan, Community School District, GO, 5% due 5/01/2029 (c)                              4,091

          700   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds (Development Area
                Number 2), 5.625% due 6/01/2022 (g)                                                                           746

        1,425   Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due 5/01/2014 (d)(e)                  1,529

        2,000   Roseville, Michigan, School District, School Building and Site, GO, Refunding, 5% due 5/01/2031 (d)         2,114

        2,500   Saginaw, Michigan, Hospital Finance Authority, Revenue Refunding Bonds (Covenant Medical Center),
                Series E, 5.625% due 7/01/2013 (b)                                                                          2,615

        2,100   Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5% due 7/01/2024 (c)            2,210

        1,445   Saginaw Valley State University, Michigan, General Revenue Refunding Bonds, 5% due 7/01/2034 (c)            1,510

        1,150   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Company), RIB,
                Series 282, 8.87% due 8/01/2024 (a)(i)                                                                      1,277

        1,300   Southfield, Michigan, Library Building Authority, GO, 5.50% due 5/01/2010 (b)(e)                            1,368

        2,900   Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5.25% due 5/01/2027 (d)       3,100

        3,500   Southfield, Michigan, Public Schools, School Building and Site, GO, Series A, 5% due 5/01/2029 (d)          3,666

        1,325   Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due 5/01/2014 (c)(e)                       1,421

        1,100   Waverly, Michigan, Community School, GO, 5.50% due 5/01/2010 (c)(e)                                         1,158

       10,660   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne County), AMT,
                Series A, 5.375% due 12/01/2015 (b)                                                                        11,006

        1,750   Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel, Series A, 5% due
                12/01/2030 (b)                                                                                              1,820

        9,160   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County Airport),
                AMT, 5% due 12/01/2034 (b)                                                                                  9,523

        1,710   West Bloomfield, Michigan, School District, GO, Refunding, 5.50% due 5/01/2017 (c)                          1,835

        1,225   West Bloomfield, Michigan, School District, GO, Refunding, 5.50% due 5/01/2018 (c)                          1,316

        2,405   West Branch-Rose City, Michigan, Area School District, GO, 5.50% due 5/01/2009 (c)(e)                       2,496

        6,075   Western Michigan University Revenue Bonds, 5% due 11/15/2035 (c)                                            6,377

        1,600   Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due 5/01/2029 (b)                       1,676


Puerto Rico - 3.0%

        2,900   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding
                Bonds, Series K, 5% due 7/01/2015 (e)                                                                       3,009

        1,250   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2026                             1,338

            2   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts, Class R, Series 16 HH,
                7.558% due 7/01/2013 (d)(i)                                                                                     2

        2,790   Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5% due 8/01/2027 (d)                          2,899

        1,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.70%
                due 2/01/2010 (e)                                                                                           1,055

                Total Municipal Bonds (Cost - $378,363) - 144.1%                                                          400,566



                Municipal Bonds Held in Trust (m)
Michigan - 21.4%

        6,700   Detroit, Michigan, Water Supply System, Senior Lien Revenue Bonds, Series A, 5.75% due
                7/01/2011 (c)(e)                                                                                            7,286

        4,750   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 5.50%
                due 10/15/2010 (d)                                                                                          5,062

       15,030   Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 5.50%
                due 10/15/2011 (d)                                                                                         16,017

       15,500   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Co. Project),
                Series AA, 6.40% due 8/01/2024 (a)                                                                         16,357

        7,525   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County Airport),
                AMT, 5.25% due 12/01/2025 (b)                                                                               8,006

        6,295   Wayne County, Michigan, Airport Authority Revenue Bonds (Detroit Metropolitan Wayne County Airport),
                AMT, 5.25% due 12/01/2026 (b)                                                                               6,697


Puerto Rico - 1.0%

        2,535   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.75% due 7/01/2010 (d)(e)            2,718

                Municipal Bonds Held in Trust (Cost - $61,629) - 22.4%                                                     62,143



       Shares
         Held   Short-Term Securities
        5,110   CMA Michigan Municipal Money Fund, 3.03% (j)(k)                                                             5,110

                Total Short-Term Securities (Cost - $5,110) - 1.8%                                                          5,110

                Total Investments (Cost - $445,102*) - 168.3%                                                             467,819
                Other Assets Less Liabilities - 1.6%                                                                        4,555
                Liability for Trust Certificates, Including Interest Expense Payable - (10.5%)                           (29,333)
                Preferred Stock, at Redemption Value - (59.4%)                                                          (165,080)
                                                                                                                      -----------
                Net Assets Applicable to Common Stock - 100.0%                                                        $   277,961
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $         416,335
                                                  =================
    Gross unrealized appreciation                 $          22,370
    Gross unrealized depreciation                              (54)
                                                  -----------------
    Net unrealized appreciation                   $          22,316
                                                  =================

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) Prerefunded.

(f) GNMA Collateralized.

(g) ACA Insured.

(h) Escrowed to maturity.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA Michigan Municipal Money Fund           (2,273)            $38


(k) Represents the current yield as of January 31, 2007.

(l) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

o Forward interest rate swaps outstanding as of January 31, 2007 were as follows:


                                                Notional        Unrealized
                                                 Amount        Appreciation

    Pay a fixed rate of 3.636% and
    receive a floating rate based on
    1-week Bond Market Association rate

    Broker, JPMorgan Chase
    Expires February 2017                        $7,250          $     82


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield Michigan Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield Michigan Insured Fund, Inc.


Date:  March 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock MuniYield Michigan Insured Fund, Inc.


Date:  March 26, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock MuniYield Michigan Insured Fund, Inc.


Date:  March 26, 2007